SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 50.9%
	Banks — 2.6%
	Banks — 2.6%
	BNP Paribas SA	9,575	$ 661,597
	HDFC Bank Ltd.	40,640	834,472
	JPMorgan Chase & Co.	5,242	891,664
			2,387,733
	Capital Goods — 1.0%
	Aerospace & Defense — 0.6%
	L3Harris Technologies, Inc.	2,560	539,187
	Electrical Equipment — 0.4%
	Vertiv Holdings Co. Class A	8,050	386,642
			925,829
	Commercial & Professional Services — 0.9%
	Professional Services — 0.9%
	Jacobs Solutions, Inc.	6,196	804,241
			804,241
	Consumer Discretionary Distribution & Retail — 3.5%
	Broadline Retail — 2.8%
[a]	Amazon.com, Inc.	9,760	1,482,934
[a]	MercadoLibre, Inc.	151	237,303
[a]	PDD Holdings, Inc. ADR	5,991	876,543
	Specialty Retail — 0.7%
	Home Depot, Inc.	1,713	593,640
			3,190,420
	Consumer Durables & Apparel — 0.7%
	Textiles, Apparel & Luxury Goods — 0.7%
	LVMH Moet Hennessy Louis Vuitton SE	791	640,597
			640,597
	Consumer Services — 2.1%
	Hotels, Restaurants & Leisure — 2.1%
	Galaxy Entertainment Group Ltd.	207,000	1,159,794
	Wyndham Hotels & Resorts, Inc.	5,417	435,581
	Yum China Holdings, Inc.	7,150	304,185
			1,899,560
	Consumer Staples Distribution & Retail — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
	Costco Wholesale Corp.	727	479,878
			479,878
	Energy — 4.3%
	Energy Equipment & Services — 0.4%
	Liberty Energy, Inc. Class A	20,838	378,001
	Oil, Gas & Consumable Fuels — 3.9%
	Chesapeake Energy Corp.	6,606	508,266
	Enbridge, Inc.	19,134	688,798
	PRIO SA	62,900	595,013
	Shell plc	30,828	1,010,469
	TotalEnergies SE	12,107	823,316
			4,003,863
	Financial Services — 5.3%
	Capital Markets — 2.9%
	Charles Schwab Corp.	17,608	1,211,430
	CME Group, Inc.	2,781	585,679
	Hong Kong Exchanges & Clearing Ltd.	24,300	834,014
	Financial Services — 2.4%
	Mastercard, Inc. Class A	2,211	943,014

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Visa, Inc. Class A	4,906	$ 1,277,277
			4,851,414
	Food, Beverage & Tobacco — 0.6%
	Food Products — 0.6%
	Nestle SA	5,056	586,185
			586,185
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Medtronic plc	8,377	690,097
			690,097
	Insurance — 0.9%
	Insurance — 0.9%
	NN Group NV	20,324	802,111
			802,111
	Materials — 1.2%
	Chemicals — 0.7%
	Linde plc	1,601	657,547
	Metals & Mining — 0.5%
	Glencore plc	76,743	461,810
			1,119,357
	Media & Entertainment — 2.7%
	Entertainment — 0.5%
	Nintendo Co. Ltd.	8,649	451,404
	Interactive Media & Services — 2.2%
[a]	Alphabet, Inc. Class A	14,604	2,040,033
			2,491,437
	Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
	Biotechnology — 1.7%
[a]	BioMarin Pharmaceutical, Inc.	5,428	523,368
[a]	Sarepta Therapeutics, Inc.	10,633	1,025,340
	Life Sciences Tools & Services — 0.5%
[a]	Repligen Corp.	2,541	456,872
	Pharmaceuticals — 3.5%
	AstraZeneca plc	5,396	729,069
	Merck & Co., Inc.	5,273	574,863
	Novo Nordisk AS Class B	5,098	527,036
	Pfizer, Inc.	20,779	598,227
	Roche Holding AG	2,647	769,504
			5,204,279
	Semiconductors & Semiconductor Equipment — 6.3%
	Semiconductors & Semiconductor Equipment — 6.3%
[a]	Advanced Micro Devices, Inc.	3,874	571,066
	ASML Holding NV	1,220	918,127
	Broadcom, Inc.	632	705,470
	NVIDIA Corp.	2,382	1,179,614
	SK Hynix, Inc.	9,016	983,987
	Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	1,410,502
			5,768,766
	Software & Services — 4.4%
	Information Technology Services — 0.9%
	Nomura Research Institute Ltd.	27,100	788,206
	Software — 3.5%
[a]	Crowdstrike Holdings, Inc. Class A	2,571	656,428
	Microsoft Corp.	3,918	1,473,325
	SAP SE	3,726	573,725
[a]	ServiceNow, Inc.	755	533,400

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			4,025,084
	Technology Hardware & Equipment — 1.8%
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	1,719	$ 757,336
	Technology Hardware, Storage & Peripherals — 1.0%
	Apple, Inc.	4,708	906,431
			1,663,767
	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 4.0%
	AT&T, Inc.	105,251	1,766,112
	Orange SA	73,262	833,362
[a]	Zegona Communications plc	458,176	1,080,426
	Wireless Telecommunication Services — 0.9%
	KDDI Corp.	25,500	811,298
			4,491,198
	Transportation — 0.8%
	Ground Transportation — 0.8%
	Canadian Pacific Kansas City Ltd.	9,828	777,002
			777,002
	Total Common Stock (Cost $38,844,853)		46,802,818
	Asset Backed Securities — 5.2%
	Auto Receivables — 2.3%
[b]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 100,074	99,475
[b]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	1,000	368,233
	CarMax Auto Owner Trust, Series 2021-1 Class A3, 0.34% due 12/15/2025	170,536	167,483
[b]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	148,459	149,253
[b]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	5,883	46,338
	Exeter Automobile Receivables Trust,
[b]	Series 2019-3A Class D, 3.11% due 8/15/2025	71,644	71,188
	Series 2021-3A Class C, 0.96% due 10/15/2026	310,175	303,724
	Flagship Credit Auto Trust,
[b]	Series 2019-4 Class R, due 3/15/2027	5,000	213,127
[b]	Series 2022-1 Class A, 1.79% due 10/15/2026	185,658	182,461
[b]	Foursight Capital Automobile Receivables Trust, Series 2022-2 Class A2, 4.49% due 3/16/2026	83,990	83,781
	Harley-Davidson Motorcycle Trust, Series 2021-B Class A3, 0.56% due 11/16/2026	240,829	235,347
	Santander Drive Auto Receivables Trust, Series 2021-3 Class C, 0.95% due 9/15/2027	210,322	208,360
[b]	Westlake Automobile Receivables Trust, Series 2020-3A Class C, 1.24% due 11/17/2025	6,155	6,144
			2,134,914
	Other Asset Backed — 2.8%
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	573,020
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	151,640	140,763
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	158,976	103,340
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	9,973	9,848
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	125,156
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	83,101	80,854
	Marlette Funding Trust,
[b]	Series 2019-4A Class C, 3.76% due 12/17/2029	272,194	270,873
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	30,597
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	36,262
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	57,931
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	200,000	200,479
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	117,934
	Pagaya AI Debt Trust,
[b]	Series 2022-1 Class A, 2.03% due 10/15/2029	141,318	139,161
[b,e]	Series 2023-5 Class AB, 7.286% due 4/15/2031	171,322	172,091
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	100,000	94,365
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	29,498
[b]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	10,212	10,121
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	100,000	92,529

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class CERT, due 7/20/2027	$ 500,000	$ 63,206
[b]	Series 2021-ST7 Class A, 1.85% due 9/20/2029	34,411	34,160
	Upstart Securitization Trust,
[b,f]	Series 2018-2 Class CERT, due 12/22/2025	8,000	87,191
[b]	Series 2020-1 Class C, 4.899% due 4/22/2030	95,645	94,868
			2,564,247
	Student Loan — 0.1%
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	114,165	103,529
			103,529
	Total Asset Backed Securities (Cost $5,507,422)		4,802,690
	Corporate Bonds — 12.6%
	Automobiles & Components — 0.8%
	Automobiles — 0.3%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	300,000	293,508
	Construction & Engineering — 0.2%
[b,c]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	200,000	178,410
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	200,000	209,006
			680,924
	Banks — 0.1%
	Banks — 0.1%
[e,g]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	95,185
			95,185
	Capital Goods — 0.7%
	Aerospace & Defense — 0.4%
[b]	TransDigm, Inc., 6.75% due 8/15/2028	400,000	410,492
	Machinery — 0.3%
[b]	Regal Rexnord Corp., 6.05% due 2/15/2026	250,000	252,667
			663,159
	Commercial Services — 0.2%
	Food Products — 0.2%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	217,831
			217,831
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b]	Six Flags Entertainment Corp., 7.25% due 5/15/2031	250,000	250,615
			250,615
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
[c]	Ecopetrol SA, 8.875% due 1/13/2033	117,000	127,136
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	95,793
[c]	6.50% due 6/2/2041	200,000	136,104
			359,033
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	Diversified REITs — 0.3%
	Extra Space Storage LP, 5.70% due 4/1/2028	250,000	256,332
	Service Properties Trust, 4.95% due 2/15/2027	40,000	36,407
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	250,000	248,620
			541,359
	Financial Services — 1.3%
	Capital Markets — 1.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Blue Owl Technology Finance Corp.,
	2.50% due 1/15/2027	$ 168,000	$ 146,743
[b]	4.75% due 12/15/2025	11,000	10,400
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	264,395
[b]	Compass Group Diversified Holdings LLC, 5.00% due 1/15/2032	250,000	225,570
[b]	GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	345,150
	Financial Services — 0.2%
[e]	Truist Financial Corp., 6.047% due 6/8/2027	200,000	203,588
			1,195,846
	Food, Beverage & Tobacco — 0.3%
	Tobacco — 0.3%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	251,658
			251,658
	Industrials — 0.5%
	Transportation Infrastructure — 0.5%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[b]	6.05% due 8/1/2028	250,000	259,083
[b]	6.20% due 6/15/2030	200,000	209,810
			468,893
	Insurance — 1.1%
	Insurance — 1.1%
[c]	Pentair Finance SARL, 5.90% due 7/15/2032	400,000	415,388
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	250,000	253,270
[b]	Protective Life Global Funding, 5.467% due 12/8/2028	150,000	154,098
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	200,000	209,756
			1,032,512
	Materials — 1.2%
	Chemicals — 0.5%
	FMC Corp., 5.15% due 5/18/2026	200,000	199,790
[b,c]	NOVA Chemicals Corp., 5.25% due 6/1/2027	250,000	234,647
	Metals & Mining — 0.7%
[b]	Compass Minerals International, Inc., 6.75% due 12/1/2027	500,000	495,485
[b,c]	POSCO, 5.625% due 1/17/2026	200,000	201,770
			1,131,692
	Media & Entertainment — 0.7%
	Media — 0.7%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp.,4.25% due 2/1/2031 - 1/15/2034	750,000	640,123
			640,123
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	107,911
			107,911
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Intel Corp., 4.875% due 2/10/2026	200,000	201,486
[b]	Qorvo, Inc., 3.375% due 4/1/2031	200,000	171,788
[b,c]	SK Hynix, Inc., 6.25% due 1/17/2026	200,000	202,480
			575,754
	Software & Services — 0.8%
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	255,593
	Software — 0.5%
[b]	GoTo Group, Inc., 5.50% due 9/1/2027	239,000	115,052
[b,c]	Open Text Corp., 3.875% due 12/1/2029	400,000	358,888
			729,533
	Technology Hardware & Equipment — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Electronic Equipment, Instruments & Components — 0.3%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	$ 300,000	$ 300,426
	Office Electronics — 0.3%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	228,660
	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	250,000	250,405
[b,c]	Lenovo Group Ltd., 5.831% due 1/27/2028	300,000	306,084
			1,085,575
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc., 5.539% due 2/20/2026	250,000	250,178
			250,178
	Utilities — 1.4%
	Electric Utilities — 1.4%
	AEP Texas, Inc., 5.40% due 6/1/2033	300,000	305,574
	American Electric Power Co., Inc., 5.699% due 8/15/2025	250,000	251,865
	Black Hills Corp., 6.15% due 5/15/2034	250,000	261,343
[b]	ITC Holdings Corp., 5.40% due 6/1/2033	200,000	204,534
	System Energy Resources, Inc., 6.00% due 4/15/2028	260,000	265,556
			1,288,872
	Total Corporate Bonds (Cost $11,220,055)		11,566,653
	Other Government — 0.5%
[c]	Panama Bonos del Tesoro, Series DOM, 6.375% due 7/25/2033	100,000	93,299
	U.K. Gilts (GBP), 1.625% due 10/22/2028	275,000	324,593
	Total Other Government (Cost $406,206)		417,892
	U.S. Treasury Securities — 8.5%
	United States Treasury Inflation Indexed Bonds, 0.125%, 2/15/2052	552,625	340,407
	United States Treasury Notes,
	0.875%, 9/30/2026	1,000,000	918,672
	1.125%, 2/15/2031	1,200,000	1,002,000
	3.375%, 5/15/2033	500,000	480,156
	3.50%, 2/15/2039	900,000	852,328
	3.875%, 8/15/2033	500,000	499,688
	4.125%, 11/15/2032	550,000	559,367
	United States Treasury Notes Inflationary Index,
	0.125%, 7/15/2024 - 1/15/2031	3,095,786	2,788,441
	1.125%, 1/15/2033	227,238	215,248
	1.25%, 4/15/2028	205,152	199,933
	Total U.S. Treasury Securities (Cost $7,876,936)		7,856,240
	Mortgage Backed — 10.5%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	33,912	32,103
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	254,669
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	206,489
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	100,000	42,389
[b,e]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	100,000	36,147
[b,e]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	99,907	27,909
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	214,487	210,576
[b,e]	CSMC Trust, CMBS, Series 2020-522F Class A, 9.215% (TSFR1M + 3.85%) due 9/16/2025	100,000	59,420
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	206,437
[b,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	249,038	204,369
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	255,568	225,011
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	280,003	238,026
	Pool SD4175, 2.50% due 6/1/2052	1,117,543	950,445
	Pool SD8242, 3.00% due 9/1/2052	612,397	541,170
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	68,151	59,092
	Federal National Mtg Assoc., UMBS Collateral,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool CB1388, 2.50% due 8/1/2051	$ 562,584	$ 480,742
	Pool FS5447, 2.50% due 9/1/2052	369,258	315,320
	Pool FS6130, 2.50% due 7/1/2052	558,024	474,587
	Pool FS6157, 3.00% due 9/1/2052	1,048,876	927,208
	Pool MA4512, 2.50% due 1/1/2052	774,730	660,412
	Pool MA4548, 2.50% due 2/1/2052	556,150	473,947
	Pool MA4653 3.00% due 7/1/2052	537,690	475,194
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.007% due 12/25/2049	114,080	98,681
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	219,779	200,794
[b,e,h]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	250,000	230,240
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	215,000	205,682
[b,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	245,000	211,993
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	206,819	164,785
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	315,858	259,970
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	39,811	38,602
[b,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	277,018	262,687
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	354,731	325,023
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	211,635
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	43,526	41,197
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	206,645
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.676% due 7/25/2048	156,921	138,020
	Total Mortgage Backed (Cost $9,640,937)		9,697,616
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[i]	Imagefirst Holdings LLC, 9.964% (SOFR + 4.75%) due 6/29/2024	198,474	197,482
			197,482
	Total Loan Participations (Cost $195,735)		197,482
	Exchange-Traded Funds — 3.5%
	Invesco DB Agriculture Fund	19,822	411,108
	Invesco DB Base Metals Fund	34,412	629,740
[a]	SPDR Gold Shares Fund	5,318	1,016,642
[a]	United States Oil Fund LP	18,036	1,202,099
	Total Exchange-Traded Funds (Cost $2,900,988)		3,259,589
	Short-Term Investments — 7.7%
[j]	Thornburg Capital Management Fund	705,267	7,052,667
	Total Short-Term Investments (Cost $7,052,667)		7,052,667
	Total Investments — 99.6% (Cost $83,645,799)		$91,653,647
	Other Assets Less Liabilities — 0.4%		385,610
	Net Assets — 100.0%		$92,039,257

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	2,193,820	1/31/2024	2,424,521	$ 90,935	$ —
Japanese Yen	MSC	Buy	246,842,000	1/31/2024	1,757,809	82,781	—

Total						$173,716	—

Net unrealized appreciation (depreciation)						$173,716

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. (“MSC”).

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $14,632,397, representing 15.90% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by the Valuation and Pricing Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
f	Interest only.
g	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
h	When-issued security.
i	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2023.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2023 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$4,641,593	$14,619,026	$(12,207,952)	$-	$-	$7,052,667	$73,899